                        VAN KAMPEN LIMITED DURATION FUND

                    SUPPLEMENT DATED NOVEMBER 1, 2004 TO THE
               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                         PROSPECTUS DATED JULY 6, 2004,
                 AS PREVIOUSLY SUPPLEMENTED ON AUGUST 16, 2004

     The Prospectus is hereby supplemented as follows:

     The Board of Trustees of the Fund has approved a reduction of the advisory fee rate of the Fund. Under the new advisory fee rate, the Fund pays the Adviser a monthly fee computed based upon an annual rate of 0.30% applied to the average daily net assets of the Fund. The new advisory fee rate is effective November 1, 2004.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                  LTMG SPT 11/04
                                                                     65051SPT-01
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                        VAN KAMPEN LIMITED DURATION FUND

                    SUPPLEMENT DATED NOVEMBER 1, 2004 TO THE
                                 CLASS I SHARES
                       PROSPECTUS DATED SEPTEMBER 1, 2004

     The Prospectus is hereby supplemented as follows:

     The Board of Trustees of the Fund has approved a reduction of the advisory fee rate of the Fund. Under the new advisory fee rate, the Fund pays the Adviser a monthly fee computed based upon an annual rate of 0.30% applied to the average daily net assets of the Fund. The new advisory fee rate is effective November 1, 2004.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 LTMG SPTI 11/04